Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 25,278	$ 13,184
Restricted bank deposits		151
Short-term bank deposits	25,167	17,110
Trade receivables		129
Other current assets	912	1,419
Total current assets	51,357	31,993
Non-current assets:
Restricted bank deposits	362	362
Long-term prepaid expenses	201	241
Funds in respect of employee rights upon retirement	341	354
Property, plant and equipment, net	6,752	6,632
Operating lease right-of-use assets	2,127	2,124
Total non-current assets	9,783	9,713
Total assets	61,140	41,706
Accounts payable:
Trade	2,330	1,960
Other	4,095	4,275
Deferred revenue	679	725
Current maturity of operating leases liability	508	393
Current maturity of finance lease liability		106
Total current liabilities	7,612	7,459
Non-current liabilities:
Liability for employee rights upon retirement	456	474
Deferred revenue	176	704
Operating lease liability	1,884	2,029
Other non-current liability	173	123
Total non-current liabilities	2,689	3,330
Commitments
Total liabilities	10,301	10,789
Ordinary shares subject to possible redemption, 615,366 shares at redemption value (see note 4)	1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of September 30, 2021 and December 31, 2020, 150,000,000 shares; issued and outstanding as of September 30, 2021 and December 31, 2020 61,953,091 and 48,187,463 shares, respectively (excluding 615,366 and -0- shares subject to possible redemption, as of September 30, 2021 and December 31, 2020, respectively)	149	108
Additional paid in capital	293,502	252,561
Warrants	8,556	10,401
Accumulated deficit	(252,966)	(232,153)
Total equity	49,241	30,917
Total liabilities, ordinary shares subject to possible redemption and shareholders’ equity	$ 61,140	$ 41,706